================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              --------------------

                                    FORM N-PX

                              --------------------

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04975

                              --------------------

                          MFS MULTIMARKET INCOME TRUST
               (Exact name of registrant as specified in charter)

                              --------------------

               111 Huntington Avenue, Boston, Massachusetts 02199
               (Address of principal executive offices) (Zip code)

                              --------------------

                                Susan A. Pereira
                    Massachusetts Financial Services Company
                              111 Huntington Avenue
                           Boston, Massachusetts 02199
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000

                              --------------------

                       Date of fiscal year end: October 31

             Date of reporting period: July 1, 2014 - June 30, 2015

================================================================================

ITEM 1. PROXY VOTING RECORD.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04975
Reporting Period: 07/01/2014 - 06/30/2015
MFS Multimarket Income Trust









========================= MFS Multimarket Income Trust =========================


ACCURIDE CORPORATION

Ticker:       ACW            Security ID:  00439T206
Meeting Date: APR 24, 2015   Meeting Type: Annual
Record Date:  MAR 09, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robin J. Adams           For       For          Management
1.2   Elect Director Keith E. Busse           For       For          Management
1.3   Elect Director Richard F. Dauch         For       For          Management
1.4   Elect Director Robert E. Davis          For       For          Management
1.5   Elect Director Lewis M. Kling           For       For          Management
1.6   Elect Director John W. Risner           For       For          Management
1.7   Elect Director James R. Rulseh          For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MULTIMARKET INCOME TRUST

By (Signature and Title):  ROBIN STELMACH*
                           ----------------------------------------------
                           Robin Stelmach, Principal Executive
                           Officer & President

Date: August 26, 2015

*By (Signature and Title)  /s/ Susan A. Pereira
                           ----------------------------------------------
                           Susan A. Pereira, as attorney-in-fact

* Executed by Susan A. Pereira on behalf of Robin Stelmach pursuant to a Power of Attorney dated October 1, 2014. (1)

(1) Incorporated by reference to MFS Institutional Trust (File Nos. 33-37615 and 811-06174) Post-Effective Amendment No. 38 filed with the SEC via EDGAR on October 27, 2014.